Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2012
Total Share-Based Compensation Cost Recognized

The following table summarizes the total compensation cost recognized by the Group:

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)

Expensed as cost of revenues	6,302	7,527	10,105	1,622
Expensed as selling, general and administrative	36,811	50,012	54,512	8,750
Expensed as research and development	50,623	94,489	147,692	23,706
Capitalized as part of internal-used software	226	1,700	1,944	312

Baidu, Inc.
Option Activity

The following table summarizes the option activity for the year ended December 31, 2012:

	Number of shares	Weighted average exercise price(US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in thousands)
Share options
Outstanding, December 31, 2011	71,999	470.45	2.62	51,539
Granted	171,488	1,094.80
Exercised	(33,041)	259.60
Forfeited/Cancelled	(875)	1,062.20
Expired	(233)
Outstanding, December 31, 2012	209,338	1,013.10	4.29	16,264
Vested and expected to vest at December 31, 2012	190,669	1,008.20	4.26	15,843
Exercisable at December 31, 2012	23,592	525.20	1.84	12,517

Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2010	2011	2012

Risk-free interest rate	0.61%~1.13%	0.31%~1.03%	0.35%~0.43%
Dividend yield	—	—	—
Expected volatility range	64.76%~69.70%	48.20%~61.58%	43.60%~44.72%
Weighted average expected volatility	68.12%	58.27%	43.75%
Expected life (in years)	2.65~2.66	2.66~3.00	2.67~3.08

Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2012 was as follows:

	Number of shares	Weighted average grant date fair value(US$)
Restricted shares
Unvested, December 31, 2011	56,222	1,181.49
Granted	85,131	1,152.10
Vested	(18,552)	1,113.60
Forfeited	(7,985)	1,270.90
Unvested, December 31, 2012	114,816	1,164.10